Discontinued Operations and Properties Held for Sale	9 Months Ended
Sep. 30, 2012
Discontinued Operations and Properties Held for Sale [Abstract]
Discontinued Operations and Properties Held for Sale

Note 15 - Discontinued Operations and Properties Held for Sale

The Company separately classifies properties held for sale in the accompanying consolidated balance sheets and operating results for those properties as discontinued operations in the accompanying consolidated statements of operations. In the normal course of business, changes in the market may compel the Company to decide to classify a property as held for sale or reclassify a property that is designated as held for sale back to held for investment. In these situations, the property is transferred to held for sale or back to held for investment at the lesser of fair value or depreciated cost. As of September 30, 2012 and December 31, 2011, the Company held one and two vacant properties, respectively, which were classified as held for sale on the accompanying respective balance sheets.

The Company sold one held for sale property during the three months ended September 30, 2012. See Note 3 - Real Estate Investments.